Insurance Liabilities - Claim Duration and Payout Table (Details)	Dec. 31, 2022
Long-Term Disability/Group Life Waiver
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	7.90%
Year 2	24.70%
Year 3	15.40%
Year 4	8.30%
Year 5	5.80%
Year 6	5.20%
Year 7	4.30%
Year 8	3.40%
Year 9	3.20%
Year 10	2.60%
Dental/Vision/Short-Term Disability/Critical Illness/Accident/PFML
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	91.80%
Year 2	8.00%
Group Life
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	79.60%
Year 2	18.50%